Segment Information	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Segment Information [Abstract]
Segment Information

12. Segment Information

The Company divides its product and service lines into two segments: (i) E-Commerce and Memberships segment which includes business license fees, membership subscription fees, commission income, and, advertising and marketing programs; and (ii) Auctions segment (reported as discontinued operations).

	Three Months Ended June 30,		Nine Months Ended June 30,
	2015	2014	2015	2014
E-Commerce and memberships
Revenues	$4,774,796	$1,092,150	$13,351,483	$3,535,357
Cost of revenues	3,102,014	686,255	8,738,903	1,507,724

Gross income from continuing operations	$1,672,782	$405,895	$4,612,580	$2,027,633

Discontinued operations
Revenues	$136,641	$994,003	$385,532	$5,268,086
Cost of revenues	-	-	-	-

Income from discontinued operations, net of taxes	$136,641	$994,003	$385,532	$5,268,086

The total revenues recorded in our four geographic regions are summarized as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2015	2014	2015	2014
Revenues:
European Union	$817,428	$926,307	$2,317,928	$2,949,858
North America	2,919,041	945,993	8,491,876	4,207,689
Australia	202,785	77,437	598,903	268,004
Global	972,183	136,416	2,328,308	1,377,892

	$4,911,437	$2,086,153	$13,737,015	$8,803,443
Represented by revenues from:
Continuing operations	$4,774,796	$1,092,150	$13,351,483	$3,535,357
Discontinued operations	136,641	994,003	385,532	5,268,086

	$4,911,437	$2,086,153	$13,737,015	$8,803,443

14. Segment Information

The Company divides its product and service lines into two segments: (1) E-Commerce and Memberships segment which includes business license fees, membership subscription fees and commission income, and, advertising and marketing programs; and (2) Auctions segment (reported as discontinued operations).

	For the years ended September 30,
	2014	2013
E-commerce and memberships
Revenues	$4,478,844	$16,828,190
Cost of revenues	2,343,653	1,575,036
Gross income from continuing operations	$2,135,191	$15,253,154

Discontinued operations (auctions)
Revenues	$5,601,656	$9,784,732
Cost of revenues	-	7,237,801
Income from discontinued operations, net of taxes	$5,601,656	$2,546,931

The total revenues recorded in our four geographic regions are summarized as follows:

	For the years ended September 30,
	2014	2013
Revenues:
European Union	$3,370,841	$11,512,246
North America	5,568,767	4,110,226
Australia	362,859	427,140
Global	778,033	10,563,310
	$10,080,500	$26,612,922

Represented by revenues from:
Continuing operations	$4,478,844	$16,828,190
Discontinued operations	5,601,656	9,784,732
	$10,080,500	$26,612,922